Segmented information	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segmented information

Note 4	Segmented information
The accounting policies used in our segment reporting are the same as those we describe in Note 2, Significant accounting policies. Our results are reported in three segments: Bell Wireless, Bell Wireline and Bell Media. Our segments reflect how we manage our business and how we classify our operations for planning and measuring performance. Accordingly, we operate and manage our segments as strategic business units organized by products and services. Segments negotiate sales with each other as if they were unrelated parties.
We measure the performance of each segment based on segment profit, which is equal to operating revenues less operating costs for the segment. Substantially all of our severance, acquisition and other costs, depreciation and amortization, finance costs and other expense are managed on a corporate basis and, accordingly, are not reflected in segment results.
Substantially all of our operations and assets are located in Canada.
On March 17, 2017, BCE acquired all of the issued and outstanding common shares of MTS. The results from the acquired MTS operations are included in our Bell Wireless and Bell Wireline segments from the date of acquisition.
Our Bell Wireless segment provides wireless voice and data communication products and services to our residential, small and medium-sized business and large enterprise customers across Canada.
Our Bell Wireline segment provides data, including Internet access and IPTV, local telephone, long distance, as well as other communications services and products to our residential, small and medium-sized business and large enterprise customers primarily in Ontario, Québec, the Atlantic provinces and Manitoba, while satellite TV service and connectivity to business customers are available nationally across Canada. In addition, this segment includes our wholesale business, which buys and sells local telephone, long distance, data and other services from or to resellers and other carriers.
Our Bell Media segment provides conventional TV, specialty TV, pay TV, streaming services, digital media services, radio broadcasting services and OOH advertising services to customers nationally across Canada.

Segmented information

FOR THE YEAR ENDED DECEMBER 31, 2018	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers			8,372	12,419	2,677	—	23,468
Inter-segment			50	243	444	(737)	—
Total operating revenues			8,422	12,662	3,121	(737)	23,468
Operating costs		5	(4,856)	(7,386)	(2,428)	737	(13,933)
Segment profit (1)			3,566	5,276	693	—	9,535
Severance, acquisition and other costs		6					(136)
Depreciation and amortization	15,	16					(4,014)
Finance costs
Interest expense		7					(1,000)
Interest on post-employment benefit obligations		24					(69)
Other expense		8					(348)
Income taxes		9					(995)
Net earnings							2,973
Goodwill		19	3,048	4,679	2,931	—	10,658
Indefinite-life intangible assets		16	3,948	1,692	2,467	—	8,107
Capital expenditures			656	3,201	114	—	3,971

(1)	The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE YEAR ENDED DECEMBER 31, 2017	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers			7,881	12,200	2,676	—	22,757
Inter-segment			45	200	428	(673)	—
Total operating revenues			7,926	12,400	3,104	(673)	22,757
Operating costs		5	(4,550)	(7,210)	(2,388)	673	(13,475)
Segment profit (1)			3,376	5,190	716	—	9,282
Severance, acquisition and other costs		6					(190)
Depreciation and amortization	15,	16					(3,844)
Finance costs
Interest expense		7					(955)
Interest on post-employment benefit obligations		24					(72)
Other expense		8					(102)
Income taxes		9					(1,069)
Net earnings							3,050
Goodwill		19	3,032	4,497	2,899	—	10,428
Indefinite-life intangible assets		16	3,891	1,692	2,645	—	8,228
Capital expenditures			731	3,174	129	—	4,034

(1)	The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

Revenues by services and products

The following table presents our revenues disaggregated by type of services and products.

FOR THE YEAR ENDED DECEMBER 31	2018	2017
Services(1)
Wireless	6,258	6,048
Data	7,466	7,192
Voice	3,793	3,968
Media	2,677	2,676
Other services	247	211
Total services	20,441	20,095
Products(2)
Wireless	2,114	1,833
Data	466	410
Equipment and other	447	419
Total products	3,027	2,662
Total operating revenues	23,468	22,757
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.